Distribution Date:	05/17/22	Benchmark 2022-B33 Mortgage Trust
Determination Date:	05/11/22
Next Distribution Date:	06/17/22
Record Date:	04/29/22	Commercial Mortgage Pass-Through Certificates
Series 2022-B33

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	4		Attention: Leah Nivison	(212) 902-1000	leah.nivison@gs.com; gs-refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	5		200 West Street | New York, NY 10282 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Additional Information	6
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Bond / Collateral Reconciliation - Cash Flows	7				trustadministrationgroup@wellsfargo.com
Bond / Collateral Reconciliation - Balances	8		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Current Mortgage Loan and Property Stratification	9-13	Master & Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	14-15		Executive Vice President – Division Head		NoticeAdmin@midlandls.com
Mortgage Loan Detail (Part 2)	16-17		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	18	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	19
			Attention: Benchmark 2022-B33-Surveillance Manager		cmbs.notices@parkbridgefinancial.com
Delinquency Loan Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	21	Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 1	22		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Specially Serviced Loan Detail - Part 2	23		1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08163PBC3	2.305800%	2,830,000.00	2,787,050.73	47,696.79	5,355.32	0.00	0.00	53,052.11	2,739,353.94	30.00%	30.00%
A-2	08163PBD1	3.318600%	210,203,000.00	210,203,000.00	0.00	581,316.40	0.00	0.00	581,316.40	210,203,000.00	30.00%	30.00%
A-3-1	08163PBE9	3.498928%	48,924,000.00	48,924,000.00	0.00	142,651.30	0.00	0.00	142,651.30	48,924,000.00	30.00%	30.00%
A-3-2	08163PAA8	3.498928%	48,925,000.00	48,925,000.00	0.00	142,654.21	0.00	0.00	142,654.21	48,925,000.00	30.00%	30.00%
A-5	08163PBG4	3.458200%	402,444,000.00	402,444,000.00	0.00	1,159,776.53	0.00	0.00	1,159,776.53	402,444,000.00	30.00%	30.00%
A-SB	08163PBH2	3.468900%	8,707,000.00	8,707,000.00	0.00	25,169.76	0.00	0.00	25,169.76	8,707,000.00	30.00%	30.00%
A-S	08163PBL3	3.615528%	114,751,000.00	114,751,000.00	0.00	345,737.89	0.00	0.00	345,737.89	114,751,000.00	18.88%	18.88%
B	08163PBM1	3.615528%	50,285,000.00	50,285,000.00	0.00	151,505.69	0.00	0.00	151,505.69	50,285,000.00	14.00%	14.00%
C	08163PBN9	3.615528%	38,680,000.00	38,680,000.00	0.00	116,540.52	0.00	0.00	116,540.52	38,680,000.00	10.25%	10.25%
D	08163PAL4	2.000000%	25,787,000.00	25,787,000.00	0.00	42,978.33	0.00	0.00	42,978.33	25,787,000.00	7.75%	7.75%
E	08163PAN0	2.000000%	18,051,000.00	18,051,000.00	0.00	30,085.00	0.00	0.00	30,085.00	18,051,000.00	6.00%	6.00%
F	08163PAQ3	2.250000%	19,340,000.00	19,340,000.00	0.00	36,262.50	0.00	0.00	36,262.50	19,340,000.00	4.13%	4.13%
G	08163PAS9	2.250000%	10,315,000.00	10,315,000.00	0.00	19,340.63	0.00	0.00	19,340.63	10,315,000.00	3.13%	3.13%
H*	08163PAU4	2.250000%	32,233,853.00	32,233,853.00	0.00	60,438.47	0.00	0.00	60,438.47	32,233,853.00	0.00%	0.00%
RR	08163PBB5	3.615528%	16,366,014.00	16,365,332.55	756.79	49,307.77	0.00	0.00	50,064.56	16,364,575.76	0.00%	0.00%
RR Interest	N/A	3.615528%	37,922,189.00	37,920,609.97	1,753.57	114,252.53	0.00	0.00	116,006.10	37,918,856.40	0.00%	0.00%
R	08163PAY6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	08163PAW0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,085,764,056.00	1,085,718,846.25	50,207.15	3,023,372.85	0.00	0.00	3,073,580.00	1,085,668,639.10

X-A	08163PBJ8	0.196772%	722,033,000.00	721,990,050.73	0.00	118,389.24	0.00	0.00	118,389.24	721,942,353.94
X-D	08163PAC4	1.615528%	43,838,000.00	43,838,000.00	0.00	59,017.93	0.00	0.00	59,017.93	43,838,000.00
X-F	08163PAE0	1.365528%	19,340,000.00	19,340,000.00	0.00	22,007.76	0.00	0.00	22,007.76	19,340,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-G	08163PAG5	1.365528%	10,315,000.00	10,315,000.00	0.00	11,737.85	0.00	0.00	11,737.85	10,315,000.00
X-H	08163PAJ9	1.365528%	32,233,853.00	32,233,853.00	0.00	36,680.19	0.00	0.00	36,680.19	32,233,853.00
Notional SubTotal			827,759,853.00	827,716,903.73	0.00	247,832.97	0.00	0.00	247,832.97	827,669,206.94

Deal Distribution Total					50,207.15	3,271,205.82	0.00	0.00	3,321,412.97

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08163PBC3	984.82357951	16.85398940	1.89233922	0.00000000	0.00000000	0.00000000	0.00000000	18.74632862	967.96959011
A-2	08163PBD1	1,000.00000000	0.00000000	2.76550002	0.00000000	0.00000000	0.00000000	0.00000000	2.76550002	1,000.00000000
A-3-1	08163PBE9	1,000.00000000	0.00000000	2.91577344	0.00000000	0.00000000	0.00000000	0.00000000	2.91577344	1,000.00000000
A-3-2	08163PAA8	1,000.00000000	0.00000000	2.91577333	0.00000000	0.00000000	0.00000000	0.00000000	2.91577333	1,000.00000000
A-5	08163PBG4	1,000.00000000	0.00000000	2.88183332	0.00000000	0.00000000	0.00000000	0.00000000	2.88183332	1,000.00000000
A-SB	08163PBH2	1,000.00000000	0.00000000	2.89074997	0.00000000	0.00000000	0.00000000	0.00000000	2.89074997	1,000.00000000
A-S	08163PBL3	1,000.00000000	0.00000000	3.01294011	0.00000000	0.00000000	0.00000000	0.00000000	3.01294011	1,000.00000000
B	08163PBM1	1,000.00000000	0.00000000	3.01294004	0.00000000	0.00000000	0.00000000	0.00000000	3.01294004	1,000.00000000
C	08163PBN9	1,000.00000000	0.00000000	3.01294002	0.00000000	0.00000000	0.00000000	0.00000000	3.01294002	1,000.00000000
D	08163PAL4	1,000.00000000	0.00000000	1.66666654	0.00000000	0.00000000	0.00000000	0.00000000	1.66666654	1,000.00000000
E	08163PAN0	1,000.00000000	0.00000000	1.66666667	0.00000000	0.00000000	0.00000000	0.00000000	1.66666667	1,000.00000000
F	08163PAQ3	1,000.00000000	0.00000000	1.87500000	0.00000000	0.00000000	0.00000000	0.00000000	1.87500000	1,000.00000000
G	08163PAS9	1,000.00000000	0.00000000	1.87500048	0.00000000	0.00000000	0.00000000	0.00000000	1.87500048	1,000.00000000
H	08163PAU4	1,000.00000000	0.00000000	1.87499986	0.00000000	0.00000000	0.00000000	0.00000000	1.87499986	1,000.00000000
RR	08163PBB5	999.95836188	0.04624156	3.01281485	0.00000000	0.00000000	0.00000000	0.00000000	3.05905641	999.91212032
RR Interest	N/A	999.95836132	0.04624127	3.01281474	0.00000000	0.00000000	0.00000000	0.00000000	3.05905601	999.91212005
R	08163PAY6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	08163PAW0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08163PBJ8	999.94051620	0.00000000	0.16396652	0.00000000	0.00000000	0.00000000	0.00000000	0.16396652	999.87445718
X-D	08163PAC4	1,000.00000000	0.00000000	1.34627332	0.00000000	0.00000000	0.00000000	0.00000000	1.34627332	1,000.00000000
X-F	08163PAE0	1,000.00000000	0.00000000	1.13794002	0.00000000	0.00000000	0.00000000	0.00000000	1.13794002	1,000.00000000
X-G	08163PAG5	1,000.00000000	0.00000000	1.13793989	0.00000000	0.00000000	0.00000000	0.00000000	1.13793989	1,000.00000000
X-H	08163PAJ9	1,000.00000000	0.00000000	1.13793998	0.00000000	0.00000000	0.00000000	0.00000000	1.13793998	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	04/01/22 - 04/30/22	30	0.00	5,355.32	0.00	5,355.32	0.00	0.00	0.00	5,355.32	0.00
A-2	04/01/22 - 04/30/22	30	0.00	581,316.40	0.00	581,316.40	0.00	0.00	0.00	581,316.40	0.00
A-3-1	04/01/22 - 04/30/22	30	0.00	142,651.30	0.00	142,651.30	0.00	0.00	0.00	142,651.30	0.00
A-3-2	04/01/22 - 04/30/22	30	0.00	142,654.21	0.00	142,654.21	0.00	0.00	0.00	142,654.21	0.00
A-5	04/01/22 - 04/30/22	30	0.00	1,159,776.53	0.00	1,159,776.53	0.00	0.00	0.00	1,159,776.53	0.00
A-SB	04/01/22 - 04/30/22	30	0.00	25,169.76	0.00	25,169.76	0.00	0.00	0.00	25,169.76	0.00
X-A	04/01/22 - 04/30/22	30	0.00	118,389.24	0.00	118,389.24	0.00	0.00	0.00	118,389.24	0.00
X-D	04/01/22 - 04/30/22	30	0.00	59,017.93	0.00	59,017.93	0.00	0.00	0.00	59,017.93	0.00
X-F	04/01/22 - 04/30/22	30	0.00	22,007.76	0.00	22,007.76	0.00	0.00	0.00	22,007.76	0.00
X-G	04/01/22 - 04/30/22	30	0.00	11,737.85	0.00	11,737.85	0.00	0.00	0.00	11,737.85	0.00
X-H	04/01/22 - 04/30/22	30	0.00	36,680.19	0.00	36,680.19	0.00	0.00	0.00	36,680.19	0.00
A-S	04/01/22 - 04/30/22	30	0.00	345,737.89	0.00	345,737.89	0.00	0.00	0.00	345,737.89	0.00
B	04/01/22 - 04/30/22	30	0.00	151,505.69	0.00	151,505.69	0.00	0.00	0.00	151,505.69	0.00
C	04/01/22 - 04/30/22	30	0.00	116,540.52	0.00	116,540.52	0.00	0.00	0.00	116,540.52	0.00
D	04/01/22 - 04/30/22	30	0.00	42,978.33	0.00	42,978.33	0.00	0.00	0.00	42,978.33	0.00
E	04/01/22 - 04/30/22	30	0.00	30,085.00	0.00	30,085.00	0.00	0.00	0.00	30,085.00	0.00
F	04/01/22 - 04/30/22	30	0.00	36,262.50	0.00	36,262.50	0.00	0.00	0.00	36,262.50	0.00
G	04/01/22 - 04/30/22	30	0.00	19,340.63	0.00	19,340.63	0.00	0.00	0.00	19,340.63	0.00
H	04/01/22 - 04/30/22	30	0.00	60,438.47	0.00	60,438.47	0.00	0.00	0.00	60,438.47	0.00
RR	04/01/22 - 04/30/22	30	0.00	49,307.77	0.00	49,307.77	0.00	0.00	0.00	49,307.77	0.00
RR Interest	04/01/22 - 04/30/22	30	0.00	114,252.53	0.00	114,252.53	0.00	0.00	0.00	114,252.53	0.00
Totals			0.00	3,271,205.82	0.00	3,271,205.82	0.00	0.00	0.00	3,271,205.82	0.00

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information

Total Available Distribution Amount (1)	3,321,412.97
Non-VRR Available Funds	3,155,342.34
VRR Available Funds	166,070.65
VRR Principal Distribution Amount	2,510.36
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,288,422.92	Master Servicing Fee	8,748.49
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,341.93
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	452.38
ARD Interest	0.00	Operating Advisor Fee	1,176.20
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	208.10
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,288,422.92	Total Fees	17,217.10

Principal		Expenses/Reimbursements
Scheduled Principal	50,207.15	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	50,207.15	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,271,205.82
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	50,207.15
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,321,412.97
Total Funds Collected	3,338,630.07	Total Funds Distributed	3,338,630.07

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,085,718,846.52	1,085,718,846.52	Beginning Certificate Balance	1,085,718,846.25
(-) Scheduled Principal Collections	50,207.15	50,207.15	(-) Principal Distributions	50,207.15
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,085,668,639.37	1,085,668,639.37	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,085,718,846.52	1,085,718,846.52	Ending Certificate Balance	1,085,668,639.10
Ending Actual Collateral Balance	1,085,668,639.37	1,085,668,639.37

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.27)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.27)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.62%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$9,999,999 or less	17	108,287,775.71	9.97%	110	3.8978	2.563320	Less than 1.60	3	32,265,639.94	2.97%	117	4.4223	1.504586
$10,000,000 to $19,999,999	12	160,899,757.99	14.82%	116	3.7121	2.646222	1.61 to 2.00	7	119,322,699.43	10.99%	117	4.0281	1.724615
$20,000,000 to $39,999,999	12	346,666,666.67	31.93%	92	3.9547	3.755141	2.01 to 2.50	10	140,300,000.00	12.92%	117	3.8409	2.165662
$40,000,000 to $49,999,999	3	127,661,369.00	11.76%	96	3.1883	3.181826	2.51 to 3.00	9	219,818,931.00	20.25%	93	3.5316	2.769849
$50,000,000 to $59,999,999	5	262,153,070.00	24.15%	97	3.5341	3.186657	3.01 to 3.25	5	109,900,000.00	10.12%	60	4.1201	3.208535
$60,000,000 or greater	1	80,000,000.00	7.37%	116	2.7760	3.370000	3.26 to 4.00	7	303,161,369.00	27.92%	107	3.3422	3.392939
Totals	50	1,085,668,639.37	100.00%	101	3.6345	3.238855	4.01 or greater	9	160,900,000.00	14.82%	99	3.3644	6.016516
							Totals	50	1,085,668,639.37	100.00%	101	3.6345	3.238855
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	2	7,450,400.00	0.69%	116	2.6890	4.599671	Virginia	11	19,999,999.97	1.84%	55	3.4800	2.853866
Arizona	1	10,000,000.00	0.92%	117	3.9510	1.610000	Washington	3	49,200,000.00	4.53%	100	3.2932	3.412180
Arkansas	3	7,563,397.10	0.70%	103	4.8688	1.977494	Wisconsin	1	673,953.49	0.06%	56	3.4530	2.678633
California	9	251,766,004.61	23.19%	94	3.8641	4.371652	Totals	116	1,085,668,639.37	100.00%	101	3.6345	3.238855
Connecticut	1	612,093.02	0.06%	56	3.4530	2.678633
									Property Type³
Delaware	14	49,999,999.98	4.61%	117	3.6495	2.231594
Florida	3	79,620,000.00	7.33%	118	4.0059	2.918008		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	2	11,209,767.44	1.03%	113	3.5579	3.251290		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	3	70,073,488.37	6.45%	96	3.6283	2.624421	Industrial	19	125,428,930.98	11.55%	102	3.7499	2.252183
Indiana	1	667,441.86	0.06%	56	3.4530	2.678633	Lodging	4	107,572,699.43	9.91%	65	4.9945	6.009826
Kansas	2	5,837,209.30	0.54%	95	3.9521	2.235329	Mixed Use	7	66,363,369.00	6.11%	114	3.3229	3.323705
Louisiana	2	1,334,883.72	0.12%	56	3.4530	2.678633	Mobile Home Park	1	2,500,000.00	0.23%	57	3.9600	3.223292
Maryland	1	42,200,000.00	3.89%	116	3.3900	2.960000	Multi-Family	8	77,516,004.61	7.14%	117	3.8584	2.046457
Michigan	15	82,962,790.70	7.64%	79	3.7664	3.277810	Office	26	422,142,734.85	38.88%	100	3.1897	3.345430
Mississippi	1	3,549,600.00	0.33%	116	2.6890	4.599671	Other	5	16,444,800.00	1.51%	80	3.7780	3.300000
Missouri	1	3,906,976.74	0.36%	56	3.4530	2.678633	Retail	38	227,921,153.11	20.99%	108	3.7862	2.693783
New Jersey	3	80,049,000.00	7.37%	85	3.3356	2.490298	Self Storage	8	39,778,947.34	3.66%	116	3.4480	3.006368
New York	16	187,332,651.93	17.26%	112	3.3944	3.192870	Totals	116	1,085,668,639.37	100.00%	101	3.6345	3.238855
North Carolina	1	2,865,116.28	0.26%	56	3.4530	2.678633
Ohio	6	45,466,734.51	4.19%	112	4.1407	1.858020
Oklahoma	2	2,975,813.96	0.27%	56	3.4530	2.678633
Pennsylvania	3	7,919,069.77	0.73%	108	3.5637	2.374040
South Carolina	1	2,539,534.88	0.23%	56	3.4530	2.678633
Tennessee	3	9,811,807.81	0.90%	114	4.0120	1.906869
Texas	5	48,080,903.88	4.43%	113	3.0950	3.613478

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.000 or less	9	275,661,369.00	25.39%	104	2.8253	3.850755	12 months or less	50	1,085,668,639.37	100.00%	101	3.6345	3.238855
	3.001 to 3.500	7	174,450,000.00	16.07%	90	3.3570	2.968656	13 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	3.501 to 3.750	8	162,450,000.00	14.96%	117	3.6431	2.548685	Totals	50	1,085,668,639.37	100.00%	101	3.6345	3.238855
	3.751 to 4.000	14	271,568,931.00	25.01%	104	3.8736	2.598348
	4.001 to 4.500	7	84,444,951.95	7.78%	117	4.1921	2.150444
	4.501 or greater	5	117,093,387.42	10.79%	70	4.9846	5.428812
	Totals	50	1,085,668,639.37	100.00%	101	3.6345	3.238855
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	83 months or less	11	324,068,931.00	29.85%	64	3.8936	4.082853	Interest Only	43	987,530,300.00	90.96%	99	3.5834	3.399611
84 months to 119 months		39	761,599,708.37	70.15%	117	3.5243	2.879725	358 or Less	7	98,138,339.37	9.04%	117	4.1492	1.621220
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	359 or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	50	1,085,668,639.37	100.00%	101	3.6345	3.238855	Totals	50	1,085,668,639.37	100.00%	101	3.6345	3.238855
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		49	1,052,668,639.37	96.96%	102	3.5919	2.956052				None
	12 months or less	1	33,000,000.00	3.04%	56	4.9950	12.260000
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	50	1,085,668,639.37	100.00%	101	3.6345	3.238855
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A2	30508520	OF	Los Angeles	CA	Actual/360	2.776%	185,066.67	0.00	0.00	01/06/32	01/06/35	01/06/32	80,000,000.00	80,000,000.00	05/06/22
2A-2-C1	30320787	OF	New York	NY	Actual/360	2.792%	25,592.97	0.00	0.00	N/A	01/09/32	--	11,000,000.00	11,000,000.00	05/09/22
2A-2-C3-2	30320788				Actual/360	2.792%	37,875.43	0.00	0.00	N/A	01/09/32	--	16,279,070.00	16,279,070.00	05/09/22
2A-2-C4	30320789				Actual/360	2.792%	5,974.47	0.00	0.00	N/A	01/09/32	--	2,567,860.00	2,567,860.00	05/09/22
2A-4-C3	30320790				Actual/360	2.792%	116,687.80	0.00	0.00	N/A	01/09/32	--	50,153,070.00	50,153,070.00	05/09/22
3A-1-4	30508511	Various Detroit		MI	Actual/360	3.778%	157,416.67	0.00	0.00	N/A	01/01/29	--	50,000,000.00	50,000,000.00	05/01/22
3A-1-5	30508512				Actual/360	3.778%	94,450.00	0.00	0.00	N/A	01/01/29	--	30,000,000.00	30,000,000.00	05/01/22
4A1	30530197	LO	Rancho Mirage	CA	Actual/360	5.095%	125,039.79	0.00	0.00	N/A	02/06/27	--	29,450,000.00	29,450,000.00	05/06/22
4A2	30530200				Actual/360	5.095%	125,039.79	0.00	0.00	N/A	02/06/27	--	29,450,000.00	29,450,000.00	05/06/22
5A2	30508567	RT	Miramar Beach	FL	Actual/360	3.959%	184,753.33	0.00	0.00	N/A	03/01/32	--	56,000,000.00	56,000,000.00	05/01/22
6A1	30508365	Various Various		Various	Actual/360	3.453%	161,140.00	0.00	0.00	N/A	01/01/27	--	56,000,000.00	56,000,000.00	05/01/22
7A3	30320793	IN	New Castle	DE	Actual/360	3.650%	152,062.50	0.00	0.00	N/A	02/06/32	--	50,000,000.00	50,000,000.00	05/06/22
8A1	30508529	OF	Chicago	IL	Actual/360	3.720%	142,600.00	0.00	0.00	N/A	02/06/32	--	46,000,000.00	46,000,000.00	05/06/22
9A2	30508394	RT	Glenarden	MD	Actual/360	3.390%	110,363.33	0.00	0.00	N/A	01/06/32	--	39,066,666.67	39,066,666.67	05/06/22
9A3	30508395				Actual/360	3.390%	8,851.67	0.00	0.00	N/A	01/06/32	--	3,133,333.33	3,133,333.33	05/06/22
10A-4-1	30320458	OF	Plainsboro	NJ	Actual/360	2.838%	96,965.00	0.00	0.00	11/06/26	04/06/31	--	41,000,000.00	41,000,000.00	05/06/22
11A2	30320794	MU	Houston	TX	Actual/360	2.940%	99,620.35	0.00	0.00	N/A	01/06/32	--	40,661,369.00	40,661,369.00	05/06/22
12	30530191	OF	Riverside	CA	Actual/360	3.062%	91,860.00	0.00	0.00	N/A	01/06/32	--	36,000,000.00	36,000,000.00	05/06/22
13	30508476	OF	Hoboken	NJ	Actual/360	3.880%	109,933.33	0.00	0.00	N/A	02/06/32	--	34,000,000.00	34,000,000.00	05/06/22
14A2	30508506	LO	Palm Desert	CA	Actual/360	4.995%	137,362.50	0.00	0.00	N/A	01/06/27	--	33,000,000.00	33,000,000.00	05/06/22
15	30508500	MF	New York	NY	Actual/360	3.950%	90,520.83	0.00	0.00	N/A	02/06/32	--	27,500,000.00	27,500,000.00	05/06/22
16	30508486	RT	Tukwila	WA	Actual/360	3.520%	68,640.00	0.00	0.00	N/A	02/06/32	--	23,400,000.00	23,400,000.00	05/06/22
17A-2-2	30320795	OF	Bellevue	WA	Actual/360	2.952%	56,580.00	0.00	0.00	N/A	02/06/29	--	23,000,000.00	23,000,000.00	05/06/22
18	30508475	IN	Jacksonville	FL	Actual/360	4.110%	74,665.00	0.00	0.00	N/A	02/06/32	--	21,800,000.00	21,800,000.00	05/06/22
19A-2-1	30508504	OF	Richmond	VA	Actual/360	3.480%	58,000.00	0.00	0.00	N/A	12/06/26	--	20,000,000.00	20,000,000.00	05/06/22
20	30508527	RT	Westlake	OH	Actual/360	4.536%	73,507.40	25,713.79	0.00	N/A	02/06/32	--	19,446,401.78	19,420,687.99	05/06/22
21	30508528	MF	New York	NY	Actual/360	3.410%	46,177.08	0.00	0.00	N/A	02/06/32	--	16,250,000.00	16,250,000.00	05/06/22
22	30508367	IN	Norwalk	OH	Actual/360	3.878%	52,029.83	0.00	0.00	N/A	01/06/32	--	16,100,000.00	16,100,000.00	05/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
23	30508444	Various Various		NY	Actual/360	4.320%	55,800.00	0.00	0.00	N/A	02/06/32	--	15,500,000.00	15,500,000.00	05/06/22
24	30508382	RT	Various	Various	Actual/360	4.200%	46,900.00	0.00	0.00	N/A	12/06/31	--	13,400,000.00	13,400,000.00	05/06/22
25	30508427	SS	Various	Various	Actual/360	2.689%	24,649.17	0.00	0.00	N/A	01/06/32	--	11,000,000.00	11,000,000.00	05/06/22
26	30508473	RT	Thousand Oaks	CA	Actual/360	4.079%	37,390.83	0.00	0.00	N/A	02/11/32	--	11,000,000.00	11,000,000.00	05/11/22
27	30508454	RT	Stonecrest	GA	Actual/360	3.565%	31,193.75	0.00	0.00	N/A	02/01/32	--	10,500,000.00	10,500,000.00	05/01/22
28	30508539	MU	Brooklyn	NY	Actual/360	3.880%	33,788.33	0.00	0.00	N/A	02/06/32	--	10,450,000.00	10,450,000.00	05/06/22
29	30508479	RT	Peoria	AZ	Actual/360	3.951%	32,925.00	0.00	0.00	N/A	02/01/32	--	10,000,000.00	10,000,000.00	05/01/22
30	30508443	LO	El Centro	CA	Actual/360	4.212%	34,749.00	0.00	0.00	N/A	02/06/32	--	9,900,000.00	9,900,000.00	05/06/22
31	30530198	IN	Liverpool	NY	Actual/360	3.880%	31,262.88	0.00	0.00	N/A	02/06/27	--	9,668,931.00	9,668,931.00	05/06/22
32	30508355	SS	Various	Various	Actual/360	3.710%	29,061.67	0.00	0.00	N/A	01/06/32	--	9,400,000.00	9,400,000.00	05/06/22
33	30508541	MF	Brooklyn	NY	Actual/360	3.820%	28,490.83	0.00	0.00	N/A	02/06/32	--	8,950,000.00	8,950,000.00	05/06/22
34	30508482	MF	New York	NY	Actual/360	3.703%	27,001.04	0.00	0.00	N/A	02/01/32	--	8,750,000.00	8,750,000.00	05/01/22
35	30508474	MF	San Diego	CA	Actual/360	4.200%	27,569.74	11,062.62	0.00	N/A	02/06/32	--	7,877,067.23	7,866,004.61	05/06/22
36	30508297	RT	South Pasadena	CA	Actual/360	3.890%	24,636.67	0.00	0.00	N/A	01/06/32	--	7,600,000.00	7,600,000.00	05/06/22
37	30320796	SS	Moreno Valley	CA	Actual/360	3.526%	22,037.50	0.00	0.00	N/A	02/06/32	--	7,500,000.00	7,500,000.00	05/06/22
38	30508466	SS	Dover York	PA	Actual/360	3.580%	20,585.00	0.00	0.00	N/A	01/06/32	--	6,900,000.00	6,900,000.00	05/06/22
39	30508467	IN	Columbus	OH	Actual/360	3.790%	19,897.50	0.00	0.00	N/A	02/06/32	--	6,300,000.00	6,300,000.00	05/06/22
40	30508514	LO	Texarkana	AR	Actual/360	5.308%	25,563.72	6,589.40	0.00	N/A	03/01/32	--	5,779,288.83	5,772,699.43	05/01/22
41	30508484	SS	Chattanooga	TN	Actual/360	4.330%	17,990.39	6,841.34	0.00	N/A	02/06/32	--	4,985,788.68	4,978,947.34	05/06/22
42	30508487	MU	Southampton	NY	Actual/360	3.490%	11,633.33	0.00	0.00	N/A	02/06/32	--	4,000,000.00	4,000,000.00	05/06/22
43	30508540	MH	Norwalk	OH	Actual/360	3.960%	8,250.00	0.00	0.00	N/A	02/06/27	--	2,500,000.00	2,500,000.00	05/06/22
44	30508550	RT	Brooklyn	NY	Actual/360	3.970%	8,270.83	0.00	0.00	N/A	02/06/32	--	2,500,000.00	2,500,000.00	04/06/22
Totals							3,288,422.92	50,207.15	0.00				1,085,718,846.52	1,085,668,639.37
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-2-C1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-2-C3-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-2-C4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-4-C3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-1-4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-1-5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	9,980.14	0.00
7A3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10A-4-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14A2	0.00	17,565,089.80	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17A-2-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19A-2-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	5,564.92	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	3,104.23	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	17,620.05	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	2,908.50	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	8,265.62	8,265.62	0.00	0.00
Totals	0.00	17,565,089.80				0.00	0.00	8,265.62	8,265.62	39,177.84	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.634516%	3.615486%	101
04/18/22	0	0.00	0.	0.00	0.	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.634557%	3.615528%	102
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
44	30508550	04/06/22	0	B	8,265.62	8,265.62	0.00	2,500,000.00
Totals					8,265.62	8,265.62	0.00	2,500,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		180,068,931	180,068,931		0	0
> 60 Months		905,599,708	905,599,708		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-22	1,085,668,639	1,085,668,639	0	0	0	0
Apr-22	1,085,718,847	1,085,718,847	0	0	0	0

(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
None

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